Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Note 6 - Inventories
Note 6 – Inventories

As of December 31
2025	2024
$ millions	$ millions

Finished products	1,290	1,071
Raw materials	393	321
Spare parts	170	147
Work in progress	166	164
Total inventories	2,019	1,703
Of which:
Non-current inventories - mainly raw materials (presented as non-current assets)	85	77
Current inventories	1,934	1,626